BNY Mellon AMT-Free Municipal Bond Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — .5%
Collateralized Municipal-Backed Securities — .5%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	5,100,370	5,050,571
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	1,871,885	1,806,601
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A	3.50	12/20/2035	2,792,225	2,713,118
Total Bonds and Notes (cost $10,739,001)				9,570,290

Long-Term Municipal Investments — 101.1%
Alabama — 5.8%
Auburn University, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2036	1,000,000	1,002,068
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	6,500,000	6,648,621
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	9,455,000	9,560,806
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	2,250,000	2,331,372
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,628,210
Black Belt Energy Gas District, Revenue Bonds, Ser. D	5.00	11/1/2034	6,940,000	7,535,289
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	2,320,000	2,459,028
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000	2,560,253
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	21,000,000	22,134,840
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	500,000	467,258
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A	4.20	5/1/2034	1,975,000	2,042,953
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 2) Ser. B(a)	4.00	12/1/2031	1,000,000	1,020,372
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,750,000	1,903,758
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	1,550,000	1,664,741
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	34,000,000	36,610,129
Southeast Energy Authority A Cooperative District , Revenue Bonds, Ser. D	5.00	9/1/2035	3,310,000	3,630,541
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2035	3,005,000	3,079,571
				106,279,810
Alaska — .1%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,345,000	1,972,020
Arizona — 2.7%
Arizona Board of Regents, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2037	615,000	663,985
Arizona Board of Regents, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2038	3,000,000	3,222,419
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	2,855,000	2,484,074
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2037	4,885,000	4,854,859
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2051	10,000,000	8,635,067
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	125,000	125,916
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	5,170,000	5,120,803

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Arizona — 2.7% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	6,330,000	6,169,969
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,750,000	1,752,195
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2046	3,175,000	3,100,194
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	5,000,000	5,138,167
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	3,610,000	3,537,170
Phoenix Civic Improvement Corp., Revenue Bonds (Junior Lien Airport) Ser. B	4.00	7/1/2044	2,000,000	1,873,305
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000	2,378,604
				49,056,727
Arkansas — .5%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	5,550,000	5,662,656
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,510,471
Pulaski County, Revenue Bonds (Arkansas Children’s Hospital)	4.25	3/1/2048	1,425,000	1,371,536
				9,544,663
California — 4.0%
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Ser. B	5.25	7/1/2040	2,200,000	2,410,302
California, GO, Refunding	5.00	4/1/2042	1,100,000	1,192,722
California, GO, Refunding	5.25	9/1/2047	1,500,000	1,615,878
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	7/1/2034	4,815,000	5,062,417
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,750,000	1,909,639
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	3,640,000	3,640,106
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(a)	5.25	10/1/2035	1,875,000	2,136,478
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	1,650,000	1,652,495
California Housing Finance Agency, Revenue Bonds	3.50	11/20/2035	5,562,963	5,531,350
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2040	8,115,000	8,218,462
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(b)	6.38	6/15/2064	2,200,000	2,321,703
California Municipal Finance Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(b)	5.13	11/1/2040	2,700,000	2,809,297
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.00	12/1/2033	1,000,000	1,032,688
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.25	12/1/2048	1,800,000	1,807,919
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2050	2,980,000	2,838,302
Los Angeles Department of Airports, Revenue Bonds (Sustainable Bond)	5.25	5/15/2047	5,000,000	5,232,540
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2037	3,405,000	3,758,167
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2045	7,200,000	7,659,835
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,780,000	2,566,831
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,077,175
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2042	950,000	965,254

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
California — 4.0% (continued)
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2045	1,495,000	1,483,313
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,750,000	2,940,127
Tender Option Bond Trust Receipts (Series 2023-XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.55	8/1/2053	3,600,000	3,404,220
				73,267,220
Colorado — 2.2%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	4,000,000	3,967,363
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	4,245,000	3,888,332
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	7,525,000	7,679,090
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2027	3,860,000	3,914,215
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,520,093
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2036	1,315,000	1,326,596
Denver Health & Hospital Authority, Revenue Bonds, Ser. A	6.00	12/1/2055	5,250,000	5,686,423
Park Creek Metropolitan District, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	12/1/2044	1,250,000	1,310,320
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	2,000,000	2,044,775
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	9.16	8/1/2044	1,645,000	1,803,975
Tender Option Bond Trust Receipts (Series 2023-XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	6.26	11/15/2048	2,770,000	2,514,856
Vail Home Partners Corp., Revenue Bonds(b)	6.00	10/1/2064	3,500,000	3,580,150
				39,236,188
Connecticut — 3.2%
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000	5,013,965
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000	1,041,564
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	1,500,000	1,553,394
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2042	2,000,000	2,159,585
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital Obligated Group) Ser. K	4.00	7/1/2046	2,270,000	2,067,662
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000	1,917,319
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,795,000	1,617,523
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Trustees of Trinity College) Ser. R	4.00	6/1/2045	925,000	872,389
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A(b)	5.00	9/1/2046	1,000,000	959,612
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A(b)	5.00	9/1/2053	1,500,000	1,396,477
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	2,000,000	1,828,836
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. A	4.00	7/1/2040	500,000	488,953
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Project) Ser. A	4.00	7/1/2046	945,000	879,518

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Connecticut — 3.2% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000	201,108
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000	2,031,879
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Corp.) Ser. E	5.25	3/1/2032	5,000,000	5,476,923
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000	512,743
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000	2,052,694
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,130,000	1,055,853
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D1	3.00	5/15/2051	1,710,000	1,679,724
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,455,000	1,459,090
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,970,000	2,939,412
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	365,000	365,950
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000	25,023
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	4,000,000	4,056,483
New Haven, GO (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2039	3,000,000	3,137,967
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000	1,028,894
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	4,159,550
University of Connecticut, Revenue Bonds (Insured; State Appropriation) Ser. A	5.25	11/15/2047	4,000,000	4,129,775
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,246,566
				58,356,431
Delaware — .1%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,006,098
District of Columbia — 1.4%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	3,950,000	4,225,890
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	2,000,000	2,052,760
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2037	2,000,000	2,089,724
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000	886,358
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2038	2,855,000	2,862,364
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	2,000,000	2,021,385
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	4,000,000	4,126,506
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond)	5.25	7/15/2053	3,000,000	3,148,539
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/15/2039	3,500,000	3,560,947
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.13	7/15/2047	1,000,000	962,998
				25,937,471
Florida — 5.2%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	1,670,000	1,604,727
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2054	1,480,000	1,524,894
Escambia County, Revenue Bonds	5.00	10/1/2046	1,820,000	1,844,411

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Florida — 5.2% (continued)
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	10,245,000	10,231,382
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,506,621
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	1,075,000	1,075,941
Florida Housing Finance Corp., Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	980,000	968,693
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.00	6/15/2035	3,400,000	3,520,894
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	4,220,000	4,322,184
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,360,000	1,349,133
Greater Orlando Aviation Authority, Revenue Bonds (United Airlines, Inc. Project)	5.25	11/1/2035	1,000,000	1,071,453
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	1,380,000	1,235,815
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	2,110,000	2,305,810
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	5,000,000	4,643,017
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	6,000,000	5,482,083
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	2,898,177
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,529,264
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,534,382
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,715,000	2,772,064
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	12,215,000	10,853,552
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,055,973
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2038	1,200,000	1,262,540
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2039	1,000,000	1,049,163
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,113,688
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	1,200,000	1,187,071
St. Johns County School Board, COP (Insured; Assured Guaranty Corp.) Ser. A	5.50	7/1/2049	3,250,000	3,511,901
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	5,791,505
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2035	5,875,000	6,002,726
Tender Option Bond Trust Receipts (Series 2023-XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.51	10/1/2049	9,750,000	8,938,671
				95,187,735
Georgia — 3.2%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,020,312
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2038	1,100,000	1,138,088
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2039	1,000,000	1,031,123
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,110,000	1,132,450
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2055	5,000,000	5,089,527

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Georgia — 3.2% (continued)
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.25	1/1/2054	8,255,000	8,676,542
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	2,000,000	2,099,314
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	4.00	9/1/2026	17,000,000	17,112,858
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	9/1/2030	4,250,000	4,537,365
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	12/1/2030	3,000,000	3,188,837
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	4,000,000	4,318,513
Savannah Georgia Convention Center Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) (Convention Center Hotel) Ser. C	5.00	6/1/2038	495,000	551,987
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	7.55	7/1/2044	2,660,000	2,764,892
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	9.89	1/1/2059	1,270,000	1,263,385
Tender Option Bond Trust Receipts (Series 2025-XF80660), (Atlanta Department of Aviation, Revenue Bonds, Ser. B1), Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.11	7/1/2050	1,410,000	1,475,042
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	3,250,000	3,253,631
				58,653,866
Idaho — .4%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	7,625,000	7,653,416
Illinois — 8.8%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2050	4,500,000	4,751,523
Chicago, GO, Ser. A	5.00	1/1/2043	2,130,000	2,085,265
Chicago, GO, Ser. A	5.00	1/1/2044	1,000,000	954,726
Chicago, GO, Ser. A	5.00	1/1/2045	6,300,000	6,029,391
Chicago, GO, Ser. A	6.00	1/1/2050	2,000,000	2,101,874
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000	2,039,903
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	5,000,000	5,039,146
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	2,750,000	2,819,977
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2029	2,000,000	2,095,921
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2034	1,000,000	1,033,702
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,030,091
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	12/1/2030	3,000,000	3,136,615
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2032	2,495,000	2,612,707
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	9,000,000	9,324,166
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	3,500,000	3,484,283
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	4,000,000	4,387,726
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,000,000	1,058,761
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	3,500,000	3,627,926
Chicago O’Hare International Airport, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. D	5.00	1/1/2039	6,530,000	7,105,657
Chicago Park District, GO, Refunding, Ser. A	5.00	1/1/2045	5,000,000	5,167,525
Chicago Park District, GO, Refunding, Ser. A	5.25	1/1/2046	2,500,000	2,610,911
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2037	1,350,000	1,466,956
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2040	1,000,000	1,097,166

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Illinois — 8.8% (continued)
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2043	2,000,000	2,140,269
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	6,730,000	7,452,327
Cook County, Revenue Bonds, Refunding	5.00	11/15/2036	2,000,000	2,069,399
Cook County, Revenue Bonds, Refunding	5.00	11/15/2045	2,000,000	2,110,094
Cook County, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000	2,482,634
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000	1,283,364
Illinois, GO, Ser. D	5.00	11/1/2028	1,000,000	1,037,609
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000	1,055,951
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	7,500,000	7,862,982
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	3,000,000	3,096,555
Illinois Finance Authority, Revenue Bonds (Sustainable Bond)	4.00	7/1/2038	4,500,000	4,568,116
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	495,000	507,042
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	12,740,000	11,558,579
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	2,455,000	2,418,163
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	4,500,000	4,755,952
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	1,500,000	1,502,102
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(e)	0.00	12/15/2036	2,500,000	1,640,060
Metropolitan Water Reclamation District of Greater Chicago, GO (Sustainable Bond) Ser. A	5.00	12/1/2044	4,000,000	4,279,027
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000	609,373
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2036	650,000	657,758
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	11,350,000	11,232,978
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,765,000	2,736,068
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000	1,665,077
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,300,000	3,634,928
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.98	6/1/2048	1,125,000	1,021,987
Tender Option Bond Trust Receipts (Series 2025-XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	12.02	1/1/2053	1,440,000	1,508,084
				159,948,396
Indiana — .9%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,226,496
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	3,445,000	3,577,448
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	3,795,228
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	2,500,000	2,518,917
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,000,000	1,040,915
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds	4.13	2/1/2052	1,640,000	1,548,502
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services) Ser. A	5.00	1/1/2035	3,400,000	3,401,523
				17,109,029

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Iowa — .5%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(f)	5.00	12/1/2032	900,000	1,035,489
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	4,415,000	4,347,579
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,083,300
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	3,000,000	3,031,403
				9,497,771
Kentucky — 1.9%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,000,000	1,062,137
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	5.00	12/1/2033	9,000,000	9,421,024
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	15,900,000	17,257,090
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/1/2032	1,685,000	1,812,963
University of Kentucky, Revenue Bonds (Johnson Center Expansion) Ser. A	5.25	4/1/2050	5,000,000	5,283,233
				34,836,447
Louisiana — 1.6%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2050	6,010,000	6,407,539
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.50	9/1/2059	5,000,000	5,111,273
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	2,880,000	2,996,283
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2055	3,000,000	3,200,518
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Corp.)	5.00	1/1/2037	1,750,000	1,811,146
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Corp.)	5.00	1/1/2038	1,500,000	1,548,952
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project) Ser. B(a),(b)	6.10	6/1/2030	4,865,000	5,349,566
Parish of St. John, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	2,000,000	1,987,937
				28,413,214
Maine — .2%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	3,000,000	3,201,214
Maryland — 1.7%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	2,350,000	2,418,446
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	10,175,000	10,130,286
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000	1,516,116
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.50	7/1/2055	1,500,000	1,617,472
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Inc.)	5.00	8/15/2038	5,000,000	5,002,686
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2(a)	5.00	7/1/2027	4,000,000	4,075,988
Maryland Stadium Authority, Revenue Bonds	4.00	6/1/2049	4,600,000	4,290,236
Tender Option Bond Trust Receipts (Series 2024-XF1758), (Maryland Stadium Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.14	6/1/2054	1,900,000	1,970,683
				31,021,913
Massachusetts — 3.9%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,000,000	1,001,353
Massachusetts, GO, Ser. C	3.00	3/1/2047	1,350,000	1,048,153
Massachusetts, GO, Ser. C	5.25	10/1/2052	2,000,000	2,116,292

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Massachusetts — 3.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2034	1,475,000	1,476,899
Massachusetts Development Finance Agency, Revenue Bonds (Brown University) Ser. A	5.50	8/15/2050	6,750,000	7,033,269
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	1,000,000	1,010,415
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	13,515,000	14,443,057
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(b)	5.00	10/1/2057	1,500,000	1,451,372
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2045	1,250,000	1,066,534
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,026,860
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston University) Ser. FF	4.00	10/1/2046	1,990,000	1,910,460
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.25	11/1/2051	5,000,000	5,293,850
Massachusetts Development Finance Agency, Revenue Bonds (Boston College) Ser. BB1	4.00	10/1/2046	550,000	527,901
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(b)	5.13	11/15/2046	1,500,000	1,519,472
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Project)	4.00	7/1/2046	500,000	428,731
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	2,265,000	2,058,349
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2037	1,000,000	1,004,369
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000	1,514,593
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000	804,028
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove Inc.)	5.00	10/1/2049	650,000	642,668
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Salem Community Corp.)	5.25	1/1/2050	1,000,000	930,430
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,009,307
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000	760,639
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	450,000	457,301
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Boston Medical Center)	4.38	7/1/2052	3,000,000	2,738,433
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000	1,024,901
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,004,144
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	1,450,000	1,519,606
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B	4.50	6/1/2056	2,500,000	2,419,722
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2051	1,000,000	925,994
Massachusetts Port Authority, Revenue Bonds, Ser. E	5.00	7/1/2040	1,000,000	1,049,725
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000	2,302,029
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2040	1,215,000	1,275,416

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Massachusetts — 3.9% (continued)
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000	1,509,007
Massachusetts Transportation Fund, Revenue Bonds (Sustainable Bond)	5.00	6/1/2050	1,000,000	1,030,054
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2046	2,130,000	2,032,501
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	5.00	11/1/2050	1,220,000	1,254,128
				70,621,962
Michigan — 3.2%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	2,035,000	2,127,285
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2041	2,250,000	2,443,298
Great Lakes Water Authority, Revenue Bonds, Ser. D	5.50	7/1/2050	5,125,000	5,593,094
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds (Sustainable Bond) Ser. C	5.25	7/1/2053	1,250,000	1,322,011
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.25	7/1/2053	2,250,000	2,408,056
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	2,681,607
Lansing Board of Water & Light, Revenue Bonds, Ser. B(a)	2.00	7/1/2026	5,500,000	5,445,234
Michigan Finance Authority, Revenue Bonds (McLaren Health Care)	4.00	2/15/2050	4,970,000	4,415,229
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	5,550,000	4,953,491
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	4.38	2/28/2054	2,000,000	1,919,503
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2038	7,135,000	7,772,312
Michigan Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	2,750,000	2,795,344
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	3,800,000	3,804,732
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	2,440,000	2,275,069
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	5,222,461
Wayne County Airport Authority, Revenue Bonds, Ser. A	5.50	12/1/2050	2,500,000	2,735,548
				57,914,274
Minnesota — .5%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,000,000	1,008,664
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	5,500,000	5,720,094
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	1,365,000	1,360,064
				8,088,822
Mississippi — .1%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	1,970,000	1,983,913
Missouri — .2%
Tender Option Bond Trust Receipts (Series 2023-XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	6.23	12/1/2053	3,000,000	2,876,406
Montana — .1%
Montana Facility Finance Authority, Revenue Bonds (Benefis Health System Obligated Group) Ser. A	5.50	2/15/2055	2,300,000	2,439,716
Nebraska — .6%
Omaha Public Power District, Revenue Bonds, Ser. A	5.25	2/1/2052	4,000,000	4,196,842
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2041	3,050,000	3,070,442
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	3,683,501
				10,950,785
Nevada — 1.0%
Clark County, GO, Ser. A	5.00	6/1/2043	2,500,000	2,562,798

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Nevada — 1.0% (continued)
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.00	6/15/2037	1,700,000	1,737,248
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	1,340,000	1,363,098
Clark County School District, GO, Ser. A	5.00	6/15/2039	5,000,000	5,470,599
Nevada Highway Improvement, Revenue Bonds, Ser. D	3.00	12/1/2043	3,625,000	3,093,759
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	1,250,000	1,126,941
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) Ser. C(b),(e)	0.00	7/1/2058	13,500,000	2,210,656
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) (Insured; Assured Guaranty Corp.)	4.13	6/1/2058	1,250,000	1,180,709
				18,745,808
New Hampshire — .6%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	1,800,000	1,798,763
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(e)	0.00	12/15/2033	5,450,000	3,345,509
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,000,000	1,051,235
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,550,000	1,636,515
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.50	6/1/2053	1,550,000	1,516,704
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	665,000	731,833
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	12/1/2039	790,000	877,598
				10,958,157
New Jersey — 2.3%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	3,405,000	3,536,939
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	5,965,000	5,972,787
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	7,220,000	6,577,167
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,112,795
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,200,000	1,299,189
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,250,000	1,315,755
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	4,500,000	4,746,080
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	3,750,000	4,058,626
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	4.13	1/1/2054	1,060,000	1,023,367
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000	5,139,411
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000	5,120,228
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,710,000	1,715,552
				42,617,896
New York — 7.4%
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.50	5/1/2055	1,500,000	1,617,222
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	750,000	828,952
Empire State Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	4.00	3/15/2039	1,160,000	1,172,621

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
New York — 7.4% (continued)
Empire State Development Corp., Revenue Bonds, Refunding (Personal Income Tax)	4.00	3/15/2042	3,810,000	3,748,257
New York City, GO, Ser. D1	4.00	3/1/2041	2,565,000	2,551,441
New York City, GO, Ser. D1	4.00	3/1/2050	7,210,000	6,599,028
New York City, GO, Ser. F1	4.00	3/1/2047	1,400,000	1,299,248
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	1/1/2032	1,000,000	1,046,258
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.13	6/15/2047	1,840,000	1,755,562
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	6,780,000	6,941,393
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Corp.) Ser. B(e)	0.00	11/15/2052	6,400,000	1,772,956
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	5,925,000	6,354,181
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	3,500,000	4,107,797
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	1,475,000	1,523,640
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(f)	5.00	10/1/2028	10,000	10,658
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E(f)	4.00	3/15/2032	5,000	5,421
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E(f)	4.00	3/15/2032	290,000	314,445
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2040	3,705,000	3,719,945
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bonds) Ser. B1	4.70	11/1/2059	1,000,000	998,410
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2045	7,665,000	7,210,709
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	3,380,000	3,470,182
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	7,035,000	6,856,739
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	2,810,000	2,890,742
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2055	15,500,000	16,739,214
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	5,000,000	5,407,037
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2036	2,455,000	2,632,881
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	4,000,000	4,183,257
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.)	5.00	6/30/2049	45,000	45,356
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	5.00	12/1/2035	1,750,000	1,890,542
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.65	11/15/2047	2,000,000	1,826,588
Tender Option Bond Trust Receipts (Series 2024-XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	10.87	6/30/2060	1,360,000	1,389,849

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
New York — 7.4% (continued)
Tender Option Bond Trust Receipts (Series 2024-XM1181), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds, Ser. A1) Non-Recourse, Underlying Coupon Rate 4.13%(b),(c),(d)	5.50	5/15/2064	1,500,000	1,367,204
Tender Option Bond Trust Receipts (Series 2024-XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	10.87	12/31/2054	1,400,000	1,424,301
Tender Option Bond Trust Receipts (Series 2025-XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.06	9/1/2050	1,400,000	1,499,231
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	4,000,000	3,645,878
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,268,684
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,000,000	7,380,856
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	8,500,000	8,703,516
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000	5,221,093
				135,421,294
North Carolina — 1.2%
Greater Asheville Regional Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	7/1/2029	1,160,000	1,233,758
Nash Health Care Systems, Revenue Bonds	5.75	2/1/2050	4,350,000	4,720,696
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.50	1/1/2034	2,525,000	2,536,341
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.60	1/1/2035	2,050,000	2,054,171
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	3,230,000	3,187,522
North Carolina Medical Care Commission, Revenue Bonds Ser. B2	3.63	10/1/2030	1,250,000	1,250,537
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,000,000	2,033,574
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2049	2,675,000	2,627,173
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.38	10/1/2045	810,000	820,572
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	1/1/2039	2,000,000	2,028,919
				22,493,263
North Dakota — .2%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. C	5.00	7/1/2042	1,500,000	1,621,679
University of North Dakota, COP (Insured; Assured Guaranty Corp.) Ser. A	4.00	6/1/2051	2,500,000	2,289,895
				3,911,574
Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	16,000,000	13,919,234
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	956,428
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	4,500,000	4,406,889
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2055	1,000,000	1,017,824
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000	1,105,014
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000	1,385,214
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC)	3.75	9/1/2050	2,725,000	2,728,275
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	650,000	631,832

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Ohio — 2.0% (continued)
Tender Option Bond Trust Receipts (Series 2024-XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	12.95	6/1/2049	2,800,000	2,919,371
University of Cincinnati, Revenue Bonds, Ser. A	5.25	6/1/2049	2,500,000	2,656,037
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2049	2,000,000	2,010,222
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2054	2,750,000	2,746,084
				36,482,424
Oklahoma — 1.5%
Oklahoma Capitol Improvement Authority, Revenue Bonds (Oklahoma Department of Transportation Project) Ser. A	5.25	7/1/2055	10,480,000	11,229,995
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	3,000,000	3,006,504
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.00	10/1/2048	6,765,000	6,360,665
Tender Option Bond Trust Receipts (Series 2024-XM1163), (Oklahoma City Water Utilities Trust, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.21	7/1/2064	3,200,000	3,406,888
The Oklahoma University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.13	7/1/2054	2,500,000	2,342,709
Tulsa Municipal Airport Trust, Revenue Bonds, Refunding	6.25	12/1/2040	1,250,000	1,404,244
				27,751,005
Oregon — 1.2%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	4,510,000	4,790,787
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	11,750,000	12,367,170
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	5,040,000	4,944,559
				22,102,516
Pennsylvania — 8.1%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	2,000,000	2,040,109
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2033	500,000	514,079
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2033	1,255,000	1,327,415
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000	1,673,888
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000	585,673
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	7,300,000	6,492,078
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.38	12/1/2042	950,000	937,696
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2032	1,845,000	2,030,989
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000	1,044,621
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2035	3,500,000	3,649,889
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	340,000	340,108
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000	600,234
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000	909,641
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000	449,957
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	1,000,000	1,069,675

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Pennsylvania — 8.1% (continued)
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000	2,501,298
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000	1,003,142
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	4,740,000	4,770,108
Lehigh County General Purpose Authority, Revenue Bonds (Lehigh Valley Academy Regional Charter School)	4.00	6/1/2052	1,000,000	829,786
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	4,250,000	3,918,106
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000	970,808
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000	1,021,689
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	9,200,000	9,288,205
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	800,000	790,237
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000	494,102
Pennsylvania, GO	4.00	3/1/2037	1,525,000	1,550,822
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	1,000,000	1,061,462
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Homes Obligated Group)	4.00	7/1/2033	1,750,000	1,767,802
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Corp.)	5.00	12/31/2057	2,875,000	2,926,464
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000	1,004,980
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000	263,629
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000	1,351,695
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000	1,756,439
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2031	1,000,000	1,000,606
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,000,000	911,508
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2043	6,500,000	7,030,440
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2042	270,000	270,733
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.25	12/1/2052	1,000,000	1,059,423
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	21,855,000	22,389,899
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,400,000	1,379,996
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	4.00	11/1/2045	1,000,000	905,233
Philadelphia Authority for Industrial Development, Revenue Bonds (Housing- University Square Apartments Project)(f)	5.00	12/1/2026	1,175,000	1,200,126
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2043	6,835,000	7,434,541
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2044	5,925,000	6,405,326
Philadelphia Gas Works Co., Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	4.00	8/1/2045	2,500,000	2,417,637

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Pennsylvania — 8.1% (continued)
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2043	3,000,000	3,179,111
Philadelphia Water & Wastewater, Revenue Bonds, Ser. C	5.50	6/1/2052	2,000,000	2,139,017
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.50	9/1/2048	6,350,000	6,433,995
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,351,937
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District) (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2032	1,525,000	1,550,425
Tender Option Bond Trust Receipts (Series 2023-XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.58	5/15/2053	1,700,000	1,506,546
Tender Option Bond Trust Receipts (Series 2023-XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	11.95	9/1/2053	2,400,000	2,593,662
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000	2,000,000
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	1,000,000	1,023,358
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(f)	5.00	9/1/2026	5,000	5,089
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(f)	5.00	9/1/2026	10,000	10,178
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	3,532,337
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000	1,001,768
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,000,000	1,028,022
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,041,846
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	6,280,000	6,432,087
				148,171,672
Rhode Island — .8%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	2,500,000	2,542,753
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2050	2,250,000	2,275,671
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2065	6,500,000	6,500,109
Tender Option Bond Trust Receipts (Series 2023-XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	5.51	10/1/2053	4,000,000	3,938,344
				15,256,877
South Carolina — 2.4%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2034	3,180,000	3,251,059
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Rolling Green Village Project)	4.00	12/1/2030	2,350,000	2,358,454
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	1,000,000	938,165
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2037	2,965,000	3,060,704
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2038	1,600,000	1,647,389
South Carolina Public Service Authority, Revenue Bonds, Ser. A	5.00	12/1/2055	4,000,000	4,125,379
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	11,500,000	10,179,879
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.25	12/1/2054	6,000,000	6,312,268

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
South Carolina — 2.4% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2042	3,000,000	2,894,522
Tender Option Bond Trust Receipts (Series 2024-XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	8.25	12/1/2054	4,800,000	5,001,578
Tobacco Settlement Revenue Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000	4,255,505
				44,024,902
South Dakota — .2%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	1,545,000	1,546,120
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.34	7/1/2046	2,000,000	2,014,405
				3,560,525
Tennessee — 1.4%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Insured; Build America Mutual) Ser. A1	5.50	7/1/2059	1,750,000	1,849,889
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Refunding (East Tennessee Children’s Hospital)	4.00	11/15/2048	4,215,000	3,748,933
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.13	7/1/2054	2,000,000	2,061,447
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,021,533
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2037	1,000,000	1,017,151
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2053	7,000,000	7,250,278
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	5,000,000	5,095,154
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	1,125,000	1,121,015
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,574,198
				24,739,598
Texas — 8.4%
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	3,000,000	3,083,000
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2042	5,000,000	5,381,941
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	1,100,000	966,453
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2050	2,500,000	2,278,934
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	1,000,000	1,000,185
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Idea Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2041	2,555,000	2,771,114
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000	948,593
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	6,450,000	6,762,170
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000	1,273,652
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	3,450,000	3,139,278
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000	2,048,579
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	3,470,000	3,711,916
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	5,500,000	5,624,729
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	2,815,000	3,026,269

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Texas — 8.4% (continued)
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,646,144
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(e)	0.00	11/15/2052	4,000,000	1,051,300
Houston Airport System, Revenue Bonds (United Airlines, Inc.) Ser. B	5.25	7/15/2033	5,000,000	5,385,068
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	435,000	419,732
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/1/2053	3,010,000	3,120,511
Houston Airport System, Revenue Bonds, Refunding (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.25	7/15/2033	4,000,000	4,307,962
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2047	1,560,000	1,415,892
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	4,151,190
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	5,540,000	5,126,693
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	1,850,000	1,850,972
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	3,000,000	2,697,758
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	680,000	689,604
Mansfield Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	8,500,000	7,876,904
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	3,550,000	3,560,499
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.25	1/1/2036	2,510,000	2,737,687
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminister Project)	4.00	11/1/2055	1,650,000	1,342,899
North East Texas Regional Mobility Authority, Revenue Bonds, Refunding Ser. A	5.25	1/1/2046	1,000,000	1,065,434
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	6,250,000	6,262,097
Plano Independent School District, GO	5.00	2/15/2043	2,990,000	3,161,952
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group) Ser. F(a)	5.00	11/15/2030	2,000,000	2,167,780
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Project) (LOC; Barclays Bank PLC) Ser. B(c)	2.15	8/1/2050	3,535,000	3,535,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children’s Medical Center)	5.00	12/1/2043	2,500,000	2,686,886
Tender Option Bond Trust Receipts (Series 2023-XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.58	2/15/2053	3,000,000	2,748,584
Tender Option Bond Trust Receipts (Series 2024-XM1164), (Texas University System, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.42	3/15/2054	2,800,000	2,967,227
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; GNMA) Ser. A	3.50	3/1/2051	1,205,000	1,198,993
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	17,285,000	19,644,529
Texas Municipal Power Agency, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.50	9/1/2055	1,000,000	1,069,416
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2036	2,675,000	2,723,764
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	4.00	8/15/2049	5,150,000	4,885,878
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	800,000	776,190

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Texas — 8.4% (continued)
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	2,587,889
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2049	3,850,000	3,580,318
				153,459,565
U.S. Related — .6%
Children’s Trust Fund, Revenue Bonds, Refunding, Ser. A(e)	0.00	5/15/2050	17,000,000	3,506,707
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	6,954,781	7,384,201
				10,890,908
Utah — .8%
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.50	6/1/2055	2,000,000	2,155,753
Mida Cormont Public Infrastructure District, GO, Ser. A1(b)	6.25	6/1/2055	1,225,000	1,290,848
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,034,138
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2037	4,500,000	4,590,587
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,386,907
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	1,500,000	1,518,365
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	4.38	6/1/2040	1,500,000	1,560,625
				13,537,223
Virginia — 1.2%
Danville Industrial Development Authority, Revenue Bonds, Refunding (Danville Regional Medical Center) (Insured; American Municipal Bond Assurance Corp.)	5.25	10/1/2028	105,000	109,007
Fairfax County, Revenue Bonds, Refunding, Ser. B	3.00	7/15/2036	3,585,000	3,519,404
Tender Option Bond Trust Receipts (Series 2024-XM1176), (Virginia State Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(c),(d)	9.56	9/1/2059	1,800,000	1,811,559
Virginia College Building Authority, Revenue Bonds (21st Century College & Equipment Programs)	4.00	2/1/2036	4,015,000	4,138,010
Virginia Housing Development Authority, Revenue Bonds, Ser. G(a)	3.13	4/1/2027	7,000,000	7,000,109
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,500,000	1,328,219
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	1,000,000	946,116
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	7/1/2048	2,220,000	2,084,423
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,562,074
				22,498,921
Washington — 1.5%
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	2,750,000	2,966,187
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.25	12/1/2047	3,000,000	3,222,161
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	10,000,000	10,897,639
Washington, GO, Refunding, Ser. R-2	4.00	7/1/2036	3,500,000	3,652,402
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	3,400,000	2,818,398
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	2,000,000	2,004,291
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	800,000	866,783
				26,427,861
West Virginia — .7%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	11,000,000	11,790,742

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Wisconsin — 4.6%
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	3,000,000	3,054,058
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,000,000	1,049,465
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,000,000	1,055,912
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	3,500,000	3,870,564
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(e)	0.00	12/15/2042	23,500,000	7,183,304
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	10,707,502	11,236,190
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,705,000	1,724,524
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	8,850,000	8,628,348
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	5,000,000	5,241,751
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.50	6/15/2055	2,000,000	2,010,877
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	5,000,000	5,016,391
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. A2(a)	3.70	10/1/2030	8,900,000	9,091,609
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. B(a)	4.00	10/1/2030	5,645,000	5,783,244
Sheboygan Area School District, GO	3.00	3/1/2042	3,725,000	3,286,263
Sheboygan Area School District, GO	3.00	3/1/2043	2,835,000	2,450,438
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2040	1,820,000	1,630,776
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2041	1,250,000	1,100,703
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,755,000	1,647,653
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,070,671
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hospital Sisters Credit Group) Ser. A	5.50	8/15/2048	1,500,000	1,613,978
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children’s Hospital of Wisconsin Obligated Group)	4.00	8/15/2050	4,000,000	3,617,330
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	4.25	4/1/2052	1,450,000	1,352,102
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2049	1,750,000	1,811,925
				84,528,076
Total Long-Term Municipal Investments (cost $1,870,388,634)				1,844,426,314
Total Investments (cost $1,881,127,635)			101.6%	1,853,996,604
Liabilities, Less Cash and Receivables			(1.6%)	(28,678,275)
Net Assets			100.0%	1,825,318,329

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $161,078,861 or 8.8% of net assets.

(c)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(d)	These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra U.S. Treasury Bond	218	3/20/2026	26,043,769	26,364,375	(320,606)
Gross Unrealized Depreciation					(320,606)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon AMT-Free Municipal Bond Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	9,570,290	—	9,570,290
Municipal Securities	—	1,844,426,314	—	1,844,426,314
	—	1,853,996,604	—	1,853,996,604
Liabilities ($)
Other Financial Instruments:
Futures††	(320,606)	—	—	(320,606)
	(320,606)	—	—	(320,606)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities and futures are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at November 30, 2025 are set forth in the fund’s Schedule of Investments.
At November 30, 2025, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $27,451,637, consisting of $21,847,099 gross unrealized appreciation and $49,298,736 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.